Basis of preparation and presentation of the Consolidated Financial Statements	12 Months Ended
Dec. 31, 2024
Basis of preparation and presentation of Consolidated Financial Statements
Basis of preparation and presentation of Consolidated Financial Statements

2. Basis of preparation and presentation of Consolidated Financial Statements

The Consolidated Financial Statements of Vasta Platform Ltd. (the “Company”), have been prepared in accordance with the IFRS Accounting Standards as issued by the International Accounting Standards Board (“IFRS Accounting Standards”).

The Consolidated Financial Statements as of December 31, 2024 were approved by the Executive Board on April 17, 2025.

a.     Consolidation

The Company consolidates all entities over which it has control, that is, when it is exposed or is entitled to variable returns from its involvement with the investee and can direct the relevant activities of the investee. The subsidiaries included in the consolidation are described in the following note.

Subsidiaries are fully consolidated from the date on which control is transferred to the Company. The consolidation is interrupted from the date on which the Company ceases to have control.

Transactions, balances, and unrealized gains on transactions between Company companies are eliminated.

The accounting policies of subsidiaries are changed, when necessary, to ensure consistency with the policies adopted by the Company.

Below is a list of the companies controlled by the Company for the years ended December 31, 2024, and 2023:

	Interest
Company	December 31, 2024	December 31, 2023
Somos Sistemas de Ensino S.A. (“Somos Sistemas”)	100%	100%
A & R Comercio e Serviços de Informática Ltda. (“Pluri”) (i)	-	100%
Colégio Anglo São Paulo Ltda. (“Anglo São Paulo”)	100%	100%
Phidelis Tecnologia Desenvolvimento de Sistemas Ltda. (“Phidelis”) (i)	-	100%
MVP Consultoria e Sistemas Ltda. (“MVP”)	100%	100%
Sociedade Educacional da Lagoa Ltda (“SEL”)	100%	100%
EMME – Produções de Materiais em Multimídia Ltda (“EMME”).	100%	100%
Escola Start Ltda. (“Start”)	51%	51%

(i)	On October 01, 2024, the entity A & R Comercio e Serviços de Informática Ltda. was merged into Somos Sistemas de Ensino S.A., and the entity Phidelis Tecnologia Desenvolvimento de Sistemas Ltda was merged into MVP Consultoria e Sistemas Ltda.

b.     Associates

Associates are those entities in which the Group has significant influence, but does not control or jointly control, the financial and operating policies.

Investments in associates are accounted for using the equity method. Such investments are initially recognized at cost, which includes transaction costs. After initial recognition, the consolidated financial statements include the Group’s share of the profit or loss and other comprehensive income of equity-accounted investees, until the date on which significant influence ceases.

c.     Operating segment

The information by operating segment is presented in a manner consistent with the internal report provided to the Executive Board, which is the Chief Operating Decision Maker (CODM) in addition to being responsible for allocating resources, evaluating performance, and making strategic decisions in the Company.

d.     Cash generating units – (“CGU”)

For purposes of assessing impairment, these assets are grouped into the lowest levels for which there are separately identifiable cash flows (Cash Generating Units – CGU). For the purposes of this test, goodwill is allocated to the Cash Generating Units or groups of Cash Generating Units that are expected to benefit from the synergies of the combination.

Due to the merger, at the end of 2023, of the entity Livro Fácil (which represented the UGC Digital Services), into Somos Sistemas, the Company, as of 2024, allocate Goodwill to a single cash-generating unit, being Content and EdTech Platform. See note 13.

e.     Functional and presentation currency

The Consolidated Financial Statements are presented in thousands of Brazilian Reais (“R$”), which is the Company’s functional currency. All financial information presented in R$ has been rounded to the nearest thousands, except as otherwise indicated.

f.     Measurement basis

The Consolidated Financial Statements were prepared based on historical cost, except for certain assets and liabilities that are measured at fair value, as explained in the accounting policies below.